Schedule of intangible assets (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying amount	$ 45,170	$ 47,355
Accumulated amortization	(24,378)	(25,460)
Net	20,792	21,895
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying amount	91	90
Accumulated amortization	(67)	(63)
Net	$ 24	$ 27
Patents and Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Patents and Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying amount	$ 6,000	$ 8,234
Accumulated amortization	(1,955)	(3,061)
Net	$ 4,045	$ 5,173
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying amount	$ 39,079	$ 39,031
Accumulated amortization	(22,356)	(22,336)
Net	$ 16,723	$ 16,695
Technology-Based Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
Technology-Based Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years	20 years